Commitments and Contingencies - Summary of Future Minimum Lease Payments for Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
2015		$ 802
2015	604
2016	820	820
2017	676	676
2018	262	262
Total	$ 2,362	$ 2,560